U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Value Trust
               7800 East Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                  INVESCO Intermediate Government Bond Fund


3.    Investment Company Act File Number:       811-4595

      Securities Act File Number:         033-03429

4(a)  Last day of fiscal year for which this Form is filed: June 4, 1999

4(b)  ____  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

4(c)  _X__  Check box if this is the last time the  issuer  will be filing  this
            Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                   $47,661,001

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                            $83,901,345*

      (iii) Aggregate  price of securities
            redeemed or  repurchased  during any
            prior  fiscal year ending no earlier
            than October 1, 1995 that were
            not  previously  used to reduce
            registration  fees  payable  to the
            Commission                                  $0

      (iv)  Total  available  redemption  credits
            [add items  5(ii) and 5(iii)]               $83,901,345*

      (v)   Net sales - if item 5(i) is greater
            than item 5(iv)  [subtract  item
            5(iv) from item 5(i)]                       $0

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      (vi)  Redemption  credits available for use
            in future years - if item 5(i)
            is less  than item  5(iv)  [subtract
            item  5(iv)  from  item  5(i)]              $13,453,621**

      (vii) Multiplier for determining
            registration fee (See Instruction C.9)      x0.000278

      (viii)Registration fee due [multiply item
            5(v) by item 5(vii)] (enter "0"
            if no fee is due):                          = $0

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.    Interest due - if this Form is being
      filed more than 90 days after the end
      of the Issuer's fiscal year
      (see instruction D) :                             +$0

8.    Total of the  amount of the  registration
      fee due plus any  interest  due
      [line 5(viii) plus line 7]:                       =$0

9.    Date of the  registration  fee  and any
      interest  payment  was  sent to the
      Commission's lockbox depository:

            Method of Delivery:
                                ___   Wire Transfer
                                ___   Mail or other means

*Includes redemptions of 22,786,723 issued in the exchange-out merger of INVESCO Intermediate Government Bond Fund into INVESCO U.S. Government Securities Fund.

**Net redemptions shares of $36,240,344 less $22,786,723 redeemed in merger.


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                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

            INVESCO Value Trust
            -- INVESCO Intermediate Government Bond Fund



                                   /s/ Mark H. Williamson
                              By:___________________________________
                                      Mark H. Williamson
                                      President


Date: September 2, 1999